Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	May 31, 2013
MFS® Municipal High Income Fund | A
Risk/Return:
Trading Symbol	MMHYX
MFS® Municipal High Income Fund | B
Risk/Return:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | C
Risk/Return:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | I
Risk/Return:
Trading Symbol	MMIIX